Condensed Consolidated Statements of Changes in Stockholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2023	$ 27	$ 143,127	$ (115,354)	$ (5,005)	$ 6,411	$ 29,206
Balance, shares at Dec. 31, 2023	26,879,202
Share-based compensation		136				136
Net (loss) income			(12,756)		709	(12,047)
Foreign exchange (loss) income				(794)	(191)	(985)
Balance at Jun. 30, 2024	$ 27	143,263	(128,110)	(5,799)	6,929	16,310
Balance, shares at Jun. 30, 2024	26,879,202
Balance at Dec. 31, 2024	$ 27	143,649	(139,679)	(5,670)	6,989	5,316
Balance, shares at Dec. 31, 2024	26,901,592
Share-based compensation		135				135
Net (loss) income			(10,883)		531	(10,352)
Foreign exchange (loss) income				(819)	954	135
Transactions with an entity under common control (Note 20)		8,671		(3)	6,284	14,952
Balance at Jun. 30, 2025	$ 27	$ 152,455	$ (150,562)	$ (6,492)	$ 14,758	$ 10,186
Balance, shares at Jun. 30, 2025	26,901,592